                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RA CAPITAL MANAGEMENT, LLC
Address: 111 HUNTINGTON AVENUE, SUITE 610
         BOSTON, MA 02199

Form 13F File Number: 28-12884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PETER KOLCHINSKY
Title: MANAGER
Phone: (617) 778-2512

Signature, Place, and Date of Signing:


/s/ Peter Kolchinsky                    Boston, MA             May 9, 2008
-------------------------------------   --------------------   -----------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         23
Form 13F Information Table Value Total:   $143,679
                                          (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
       --------------        -------------- ----------- -------- ------------------ ---------- -------- ------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE/ SHARED/ NONE
       --------------        -------------- ----------- -------- --------- --- ---- ---------- -------- ------------------
AP PHARMA INC                    COM NEW    00202J 20 3    3,365 2,691,671 SH          SOLE       N/A        2,691,671
ARDEA BIOSCIENCES INC              COM      03969P 10 7    3,925   301,887 SH          SOLE       N/A          301,887
ATHERSYS INC                       COM      04744L 10 6    4,542 1,305,295 SH          SOLE       N/A        1,305,295
AVIGEN INC                         COM      053690 10 3    1,640   587,908 SH          SOLE       N/A          587,908
COUGAR BIOTECHNOLOGY INC           COM      222083 10 7    4,279   204,238 SH          SOLE       N/A          204,238
CURIS INC                          COM      231269 10 1   10,722 7,550,564 SH          SOLE       N/A        7,550,564
CYPRESS BIOSCIENCES INC       COM PAR $.02  232674 50 7    6,745   942,073 SH          SOLE       N/A          942,073
JAVELIN PHARMACEUTICALS INC        COM      471894 10 5    5,255 1,869,951 SH          SOLE       N/A        1,869,951
LIPID SCIENCES INC ARIZ            COM      53630P 10 1    3,677 3,570,217 SH          SOLE       N/A        3,570,217
MIDDLEBROOK PHARMACEUTICAL I       COM      596087 10 6   12,891 3,214,650 SH          SOLE       N/A        3,214,650
NEUROCRINE BIOSCIENCES INC         COM      64125C 10 9   13,187 2,442,000 SH          SOLE       N/A        2,442,000
NORTHSTAR NEUROSCIENCE INC         COM      66704V 10 1    1,251   792,000 SH          SOLE       N/A          792,000
NUVELO INC                       COM NEW    67072M 30 1      283   399,000 SH          SOLE       N/A          399,000
ONYX PHARMACEUTICALS INC           COM      683399 10 9   16,547   570,000 SH          SOLE       N/A          570,000
OREXIGEN THERAPEUTICS INC          COM      686164 10 4    3,160   306,843 SH          SOLE       N/A          306,843
PENWEST PHARMACEUTICALS CO         COM      709754 10 5    3,374 1,297,650 SH          SOLE       N/A        1,297,650
PROGENICS PHARMACEUTICALS IN       COM      743187 10 6      968   148,244 SH          SOLE       N/A          148,244
QUESTCOR PHARMACEUTICALS INC       COM      74835Y 10 1   10,863 2,636,767 SH          SOLE       N/A        2,636,767
REPROS THERAPEUTICS INC            COM      76028H 10 0    5,671   579,806 SH          SOLE       N/A          579,806
ROCKWELL MEDICAL TECH              COM      774374 10 2    8,364 1,366,667 SH          SOLE       N/A        1,366,667
SUPERGEN INC                       COM      868059 10 6    4,460 1,777,053 SH          SOLE       N/A        1,777,053
VERTEX PHARMACEUTICALS INC         COM      92532F 10 0   16,860   705,744 SH          SOLE       N/A          705,744
VERTEX PHARMACEUTICALS INC        CALL      92532F 90 0    1,650     5,000 SH  CALL    SOLE       N/A            5,000